Annual Total Returns - Fidelity Pennsylvania Municipal Money Market Fund [BarChart] - 12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-11 - Fidelity Pennsylvania Municipal Money Market Fund - Fidelity Pennsylvania Municipal Money Market Fund
Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.09%
Annual Return 2017	0.40%
Annual Return 2018	0.97%
Annual Return 2019	1.06%
Annual Return 2020	0.37%
Annual Return 2021	0.08%